Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations Before Income Taxes
The following is a summary of the loss from continuing operations before income taxes for the years ended December 31, 2025, 2024 and 2023 in the U.S. and foreign operations:

	Years Ended December 31,
	2025	2024	2023
Loss from continuing operations before income taxes	(In thousands)
U.S.	$(87,139)	$(19,509)	$(35,662)
Foreign	(48,594)	(83,668)	(292,427)
Total loss from continuing operations before income taxes	$(135,733)	$(103,177)	$(328,089)

Schedule of Benefit (Expense) for Income Taxes From Continuing Operations
The benefit (expense) for income taxes from continuing operations for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Current:
U.S. federal	$(286)	$57	$(9)
State	(560)	(736)	(3,318)
Foreign	(5,287)	(4,103)	(5,181)
Total current income tax	(6,133)	(4,782)	(8,508)

Deferred:
U.S. federal	13,684	(4,615)	(1,264)
State	2,956	(1,524)	347
Foreign	9,944	19,349	11,698
Total deferred income tax	26,584	13,210	10,781
Total income tax benefit from continuing operations	$20,451	$8,428	$2,273

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the statutory rate and reported amount for the year ended December 31, 2025 pursuant to the disclosure requirement of ASU 2023 -09 is as follows:

	Year Ended December 31, 2025
	Amount (In thousands)	Percentage
Income taxes from continuing operations at the statutory rate	$28,504	21.00%
State Income taxes, net of federal income tax benefit(1)	2,446	1.80%
Foreign Tax Effects:
Netherlands
Changes in Valuation Allowance	(5,026)	(3.70)%
Other(2)	2,426	1.79%
Spain
Changes in Valuation Allowance	(1,862)	(1.37)%
Other	161	0.12%
Other Foreign Jurisdictions	(1,246)	(0.92)%
Nontaxable or Nondeductible Items
Earnings from REIT - not subject to tax	(22,089)	(16.27)%
Equity awards	(2,094)	(1.54)%
Other	(423)	(0.31)%
Other Adjustments
Internal restructuring	19,536	14.39%
Other	118	0.08%
Total	$20,451	15.07%
(1)State and local taxes in New Jersey comprise the majority of this category.
(2)5% threshold is met at the jurisdiction level in total, but not for any individual reconciling items of the same nature within that jurisdiction.
Below is the reconciliation between the statutory rate and reported amount for the years ended December 31, 2024 and 2023 prior to the adoption of ASU 2023-09:

	Years Ended December 31,
	2024	2023
	(In thousands)
Income tax benefit from continuing operations at statutory rates	$21,667	$68,899
Earnings from REIT - not subject to tax	(7,683)	(6,612)
State income taxes, net of federal income tax benefit	(2,488)	(2,616)
Foreign income taxed at different rates	2,622	11,432
Change in valuation allowance	(5,523)	(10,619)
Goodwill Impairment	—	(57,436)
Non-deductible expenses	(2,188)	(1,243)
Other	2,021	468
Total	$8,428	$2,273

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are as follows:

	Years Ended December 31,
	2025	2024
	(In thousands)
Deferred tax assets:
Net operating loss and credits carryforwards	$79,168	$67,765
Accrued expenses	31,768	33,087
Share-based compensation	3,068	3,132
Lease obligations	23,284	14,244
Other assets	76	2,442
Total gross deferred tax assets	137,364	120,670
Less: valuation allowance	(25,008)	(14,430)
Total net deferred tax assets	112,356	106,240

Deferred tax liabilities:
Intangible assets and goodwill	(75,325)	(71,420)
Property, buildings and equipment	(106,025)	(132,646)
Lease right-of-use assets	(23,903)	(14,479)
Other liabilities	(5,169)	(3,315)
Total gross deferred tax liabilities	(210,422)	(221,860)
Net deferred tax liability	$(98,066)	$(115,620)

Schedule of Cash Flow, Supplemental Disclosures
Disclosed below is a summary of income taxes paid by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

Year Ended December 31, 2025
(In thousands)
U.S. federal	$654
State	1,332
Foreign	3,865
Total	$5,851
Income tax paid (net of refund received) exceeds 5% of total income taxes paid (net of refunds) in the following jurisdictions:
State:
Texas	673
Foreign:
Argentina	528
Austria	752
Australia	1,057
Canada	(317)
New Zealand	1,723